3. EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Equipment Details
Automobile	$ 25,828	$ 25,828	$ 25,828	$ 25,828
Office Equipment	2,086	2,086	2,086	2,086
Less Accumulated Depreciation	(12,783)	(11,406)	(5,823)	(5,823)
Total Property and Equipment	$ 15,131	$ 16,508	$ 22,091	$ 22,091